OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS
Other current assets includes the following:

(in thousands of $)	June 30,	December 31,
	2022	2021
Trade accounts receivable, net	6,160	5,270
Accrued income	3,259	7,005
Prepaid expenses	8,729	2,487
Other receivables	2,227	2,278
Total other current assets	20,375	17,040

Trade accounts receivable are presented net of allowances for doubtful accounts. The Company recorded allowances for doubtful debts of $nil as of June 30, 2022 (December 31, 2021: $nil).